COMMITMENTS AND CONTINGENCIES (Details) (USD $)	2 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2008 Predecessor	Dec. 31, 2011 Long-term debt-principal	Dec. 31, 2011 Held for sale debt principal	Dec. 31, 2011 Retained debt-principal	Dec. 31, 2011 Junior Subordinated Notes prior to 2041	Dec. 31, 2011 Ground lease payments	Dec. 31, 2011 Tax indemnification liability	Dec. 31, 2011 Uncertain tax position liability
Commitments and contingencies
Contractual rental expense, including participation rent	$ 1,990,000	$ 14,270,000		$ 9,351,000	$ 11,683,000
Contractual rent expense, including participation rent and excluding amortization of above and below-market ground leases and straight-line rent	1,179,000	8,411,000		4,725,000	6,236,000
2012		1,878,066,000					1,555,148,000	72,453,000	37,745,000	206,200,000	6,520,000
2013		1,396,789,000					1,388,883,000		1,277,000		6,629,000
2014		2,743,165,000					2,735,139,000		1,363,000		6,663,000
2015		2,046,541,000					2,038,427,000		1,440,000		6,674,000
2016		3,432,104,000					3,424,025,000		1,521,000		6,558,000
Subsequent/Other		6,623,028,000					6,001,392,000		87,272,000		223,767,000	303,750,000	6,847,000
Total		18,119,693,000					17,143,014,000	72,453,000	130,618,000	206,200,000	256,811,000	303,750,000	6,847,000
Shares delivered pursuant to CSA						356,661
Final payment and settlement of all other claims			$ 230,000,000